Interest expense and other financial income & expense - Other financial income & expense (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income		$ 3	$ 6	$ 8
Loss on extinguishment of financial debt	$ (4)	0	0	(4)
Other financial expense		(10)	(9)	(18)
Monetary loss from hyperinflation accounting		(6)	(4)	(2)
Currency result, net		(29)	(22)	(16)
Total other financial income & expense		$ (42)	$ (29)	$ (32)